Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for reclassification of earnings	12 months
Interest Rate Swap [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notional amount of interest rate swaps	$ 51.0	$ (51.4)
Interest rate swaps fair value	8.0	7.0
Weighted average term of interest rate swaps, in years	8 years 1 month
Estimated unrealized losses on interest rate swaps that will be reclassified into earnings during the next twelve months	1.7
Weighted average fixed rate related to the interest rate swaps	3.43%
Total rate of return swaps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Borrowings subject to total rate of return swaps	74.0	75.0
Number of properties collateralizing property debt subject to total rate of return swaps	4	4
Weighted average fixed rate related to the interest rate swaps	5.90%
Weighted average variable pay rate subject to total rate of return swaps	2.10%
Maturity date of borrowings subject to total rate of return swaps	Jan. 01, 2036
Maturity date of swap	May 01, 2014
Cash collateral provided pursuant to total return of swaps		$ 20.0